Share Capital - Summary of share capital, net of customary transaction costs (Details) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Number of Shares
Number of shares outstanding at beginning of period (in shares)	47,556	41,447	41,447
Number of shares outstanding at end of period (in shares)	46,856	48,155	47,556
Changes in equity
Equity at beginning of period	$ 598,410	$ (137,724)	$ (137,724)
Issuance of shares and share capital	2,609	(1,807)	3,047
Repurchase of shares	(2,582)
Equity at end of period	$ 548,298	$ 560,998	$ 598,410
Equity placement
Number of Shares
Increase (decrease) in number of shares outstanding (in shares)		6,422	6,422
Equity compensation
Number of Shares
Increase (decrease) in number of shares outstanding (in shares)	116	296	334
EBT
Number of Shares
Increase (decrease) in number of shares outstanding (in shares)	(197)
Share buyback program
Number of Shares
Increase (decrease) in number of shares outstanding (in shares)	(619)	(10)	(647)
Total Share Capital
Changes in equity
Equity at beginning of period	$ 12,897	$ 11,503	$ 11,503
Equity at end of period	12,793	13,056	12,897
Total Share Capital | Equity placement
Changes in equity
Issuance of shares and share capital		1,555	1,555
Total Share Capital | Equity compensation
Changes in equity
Issuance of shares and share capital	0	0	0
Total Share Capital | EBT
Changes in equity
Repurchase of shares	0
Total Share Capital | Share buyback program
Changes in equity
Repurchase of shares	(104)	(2)	(161)
Total Share Premium
Changes in equity
Equity at beginning of period	1,208,192	1,052,959	1,052,959
Equity at end of period	1,208,192	1,208,192	1,208,192
Total Share Premium | Equity placement
Changes in equity
Issuance of shares and share capital		155,233	155,233
Total Share Premium | Equity compensation
Changes in equity
Issuance of shares and share capital	0	0	0
Total Share Premium | EBT
Changes in equity
Repurchase of shares	0
Total Share Premium | Share buyback program
Changes in equity
Repurchase of shares	$ 0	$ 0	$ 0